Revenue - Summary of Revenue by Service Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of products and services [line items]
Revenue	$ 928,258	$ 809,120	$ 757,956
Industry-specific [member]
Disclosure of products and services [line items]
Revenue	364,022	307,214	258,155
Finance and accounting [member]
Disclosure of products and services [line items]
Revenue	211,069	175,194	162,432
Customer interaction services [member]
Disclosure of products and services [line items]
Revenue	192,466	183,199	193,427
Research and analytics [member]
Disclosure of products and services [line items]
Revenue	96,337	91,716	89,402
Auto claims [member]
Disclosure of products and services [line items]
Revenue	46,418	34,885	35,414
Others [member]
Disclosure of products and services [line items]
Revenue	$ 17,946	$ 16,912	$ 19,127